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April 19, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: Larry L. Greene

Re:	Preliminary Proxy Materials for
The Thai Fund, Inc. (the “Fund”)

Dear Mr. Greene:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Annual Meeting of Stockholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 212.698.3526 (tel) or 212.698.3599 (fax) or Mary E. Mullin of Morgan Stanley at 212.296.6988 (tel) or 212.507.3954 (fax).

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai

Enclosures